PROVISIONS	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2023	2022
Balance, beginning of the year	$314	$497
Acquisitions through business combinations	221	—
Disposals	(1)	(1)
Accretion	11	11
Changes in estimates(1)	169	(185)
Foreign exchange and other	12	(8)
Balance, end of the year	$726	$314
(1)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.
The company has recorded decommissioning retirement obligations associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric, wind and utility-scale solar operation sites that are expected to be restored between the years 2031 to 2058. The estimated cost of decommissioning activities is based on a third-party assessment.
For details on other legal provisions, please refer to Note 26 – Commitments, contingencies and guarantees.
Provisions also includes contingent and deferred acquisition consideration of $157 million (2022: nil).